Cover	Oct. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-12471
Entity Registrant Name	THEMAVEN, INC.
Entity Central Index Key	0000894871
Entity Tax Identification Number	68-0232575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Vesey Str
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	321-5002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false